Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2018 EUR (€) Options item installment shares	Dec. 31, 2017 EUR (€) Options	Dec. 31, 2016 EUR (€) Options
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		2,764,194
Mr. Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		1,043,420
Number of options outstanding		115,925
Number of options granted		27,500	32,164	23,989
Exercise price of options granted | €		€ 2.74	€ 4.65	€ 6.08
Number of tranches | item		4
Vesting percentage of options		25.00%
Borrowings, interest rate	8.00%
Vesting period	36 months
Period after which unconverted loans become payable on demand	24 months
Ms. Alison Lawton
Transactions between the Company and related parties
Number of options outstanding		96,473
Number of options granted		27,500	32,164	23,989
Exercise price of options granted | €		€ 2.74	€ 4.65	€ 6.08
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		61,538
Number of options outstanding		92,733
Number of options granted		27,500	32,164	33,069
Exercise price of options granted | €		€ 2.74	€ 4.65	€ 4.32
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		705,309
Number of options outstanding		828,623
Number of options granted		379,285	239,717	129,727
Exercise price of options granted | €		€ 2.74	€ 4.65	€ 6.64
Number of tranches | installment		4
Bonus based on goals realised | €		€ 281,000	€ 217,000	€ 131,000
Weighted average contractual life of options		8 years 1 month 6 days
Mr. R.K. Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		346,239
Number of options outstanding		440,013
Number of options granted		140,932	101,408	50,608
Exercise price of options granted | €		€ 2.74	€ 4.65	€ 6.64
Number of tranches | installment		4
Bonus based on goals realised | €		€ 134,000	€ 113,000	€ 76,000
Severance payment | €		€ 324,000
Weighted average contractual life of options		7 years 2 months 12 days